Income Taxes (Details) - Schedule of deductible temporary differences - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Income Tax Benefit of the Following Deductible Temporary Differences [Abstract]
Non-capital losses carried forward	$ 1,110,151	$ 300,805	$ 169,751
Exploration and evaluation assets	(100,058)	(109,447)	(60,266)
Other items	660,396	15,278	5,409
Total	$ 1,670,489	$ 206,636	$ 114,894